Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000015900 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015900 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015900 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000015900 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015900 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015900 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015902 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015902 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015902 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000015902 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015902 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015902 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000096106 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096106 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000096106 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000096106 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096106 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096106 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015901 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015901 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000015901 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000015901 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015901 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015901 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000035633 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035633 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000035633 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000035633 [Member] | Africa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035633 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035633 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%